CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2011
CAPITAL LEASE OBLIGATIONS
Schedule of analysis of the leased property under capital lease by major classes

December 31,
2011
Building	$97.8
Machinery and equipment	54.5
Furniture, fixtures and equipment	7.4
Total	159.7
Less: Accumulated depreciation	(17.1)
Total	$142.6

Schedule of future minimum lease payments under capital leases together with the present value of the net minimum lease payments

At December 31, 2011
2012	$36.8
2013	43.5
2014	7.0
2015	57.9
2016	7.0
Later years	25.8
Total minimum lease payments	178.0
Less: Amount representing interest	(24.2)
Present value of net minimum lease payments	$153.8
Analysis as:
Current	36.8
Non-current	141.2
$178.0